Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents tables [text block]
	As of December 31,
in 000€	2019	2018	2017
Cash at bank	123,337	105,846	33,611
Cash equivalents	5,560	9,660	9,564
Total	128,897	115,506	43,175